Segmented Information - Segmented Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Holding company cash and investments	$ 2,724.9	$ 2,502.7
Insurance contract receivables	1,006.2	780.4
Portfolio investments	72,921.8	65,220.4
Assets held for sale	3,445.9
Reinsurance contract assets held	11,251.0	10,682.6
Deferred income tax assets	367.1	325.0
Goodwill and intangible assets	8,339.4	8,278.2	$ 6,376.3
Other assets	7,731.4	8,988.0
Total assets	107,787.7	96,777.3
Liabilities
Accounts payable and accrued liabilities	6,119.7	6,078.3
Derivative obligations	786.9	356.9
Liabilities associated with assets held for sale	3,638.1
Deferred income tax liabilities	1,946.7	1,714.0
Insurance Contract Payables	338.3	923.0
Insurance contract liabilities	50,441.0	47,602.2
Borrowings	13,642.9	11,753.7	9,723.5
Total liabilities	76,913.6	68,428.1
Equity
Shareholders' equity attributable to shareholders of Fairfax	26,514.3	24,068.0
Non-controlling interests	4,359.8	4,281.2
Total equity	30,874.1	28,349.2	27,700.9
Total liabilities and total equity	107,787.7	96,777.3
Holding company and insurance and reinsurance companies
Liabilities
Borrowings	10,455.7	8,858.2
Non-insurance companies
Liabilities
Borrowings	3,187.2	2,895.5	$ 1,899.0
Non-insurance companies
Equity
Non-controlling interests	1,354.4	1,541.0
Operating segments | Property and Casualty Insurance and Reinsurance
Assets
Holding company cash and investments	423.5	391.9
Insurance contract receivables	940.7	763.6
Portfolio investments	69,961.1	61,369.4
Reinsurance contract assets held	11,727.5	11,203.0
Deferred income tax assets	273.1	229.3
Goodwill and intangible assets	4,016.4	4,083.3
Due from affiliates	440.6	242.0
Other assets	2,023.7	1,858.8
Investments in affiliates	488.0	479.5
Total assets	90,294.6	80,620.8
Liabilities
Accounts payable and accrued liabilities	2,175.1	2,054.3
Derivative obligations	709.6	265.5
Deferred income tax liabilities	1,047.1	958.1
Insurance Contract Payables	301.5	309.2
Insurance contract liabilities	49,339.1	44,261.7
Due to affiliates	66.0	24.2
Total liabilities	55,246.0	48,848.8
Equity
Shareholders' equity attributable to shareholders of Fairfax	32,048.6	29,036.2
Non-controlling interests	3,000.0	2,735.8
Total equity	35,048.6	31,772.0
Total liabilities and total equity	90,294.6	80,620.8
Operating segments | Property and Casualty Insurance and Reinsurance | Holding company and insurance and reinsurance companies
Liabilities
Borrowings	1,607.6	975.8
Operating segments | Life insurance and Run-off
Assets
Insurance contract receivables	65.5	16.8
Portfolio investments	1,819.6	4,090.6
Assets held for sale	4,211.8
Reinsurance contract assets held	427.2	413.7
Deferred income tax assets		0.9
Goodwill and intangible assets	7.1	12.8
Due from affiliates	397.3	347.4
Other assets	271.3	1,585.2
Investments in affiliates	14.4	22.0
Total assets	7,214.2	6,489.4
Liabilities
Accounts payable and accrued liabilities	338.2	346.3
Derivative obligations	0.7	8.1
Liabilities associated with assets held for sale	3,638.6
Deferred income tax liabilities	3.2	64.4
Insurance Contract Payables	36.8	613.8
Insurance contract liabilities	2,021.4	4,280.2
Total liabilities	6,038.9	5,312.8
Equity
Shareholders' equity attributable to shareholders of Fairfax	1,169.9	1,172.2
Non-controlling interests	5.4	4.4
Total equity	1,175.3	1,176.6
Total liabilities and total equity	7,214.2	6,489.4
Operating segments | Life insurance and Run-off | Eurolife FFH Life Insurance Group Holdings S.A. (Eurolife) | Discontinued operations
Assets
Portfolio investments	300.6
Liabilities
Accounts payable and accrued liabilities	34.0
Operating segments | Non-insurance companies
Assets
Portfolio investments	2,545.6	2,291.9
Deferred income tax assets	107.2	88.6
Goodwill and intangible assets	4,315.8	4,181.7
Due from affiliates	1.5	1.4
Other assets	5,048.3	5,203.8
Total assets	12,018.4	11,767.4
Liabilities
Accounts payable and accrued liabilities	3,089.2	3,170.4
Derivative obligations	68.6	82.7
Deferred income tax liabilities	520.4	514.3
Due to affiliates	65.7	71.2
Total liabilities	6,924.2	6,727.5
Equity
Shareholders' equity attributable to shareholders of Fairfax	3,739.8	3,498.9
Non-controlling interests	1,354.4	1,541.0
Total equity	5,094.2	5,039.9
Total liabilities and total equity	12,018.4	11,767.4
Operating segments | Non-insurance companies | Non-insurance companies
Liabilities
Borrowings	3,180.3	2,888.9
Corporate and eliminations
Assets
Holding company cash and investments	2,301.4	2,110.8
Portfolio investments	(1,404.5)	(2,531.5)
Assets held for sale	(765.9)
Reinsurance contract assets held	(903.7)	(934.1)
Deferred income tax assets	(13.2)	6.2
Goodwill and intangible assets	0.1	0.4
Due from affiliates	(839.4)	(590.8)
Other assets	388.1	340.2
Investments in affiliates	(502.4)	(501.5)
Total assets	(1,739.5)	(2,100.3)
Liabilities
Accounts payable and accrued liabilities	517.2	507.3
Derivative obligations	8.0	0.6
Liabilities associated with assets held for sale	(0.5)
Deferred income tax liabilities	376.0	177.2
Insurance contract liabilities	(919.5)	(939.7)
Due to affiliates	(131.7)	(95.4)
Total liabilities	8,704.5	7,539.0
Equity
Shareholders' equity attributable to shareholders of Fairfax	(10,444.0)	(9,639.3)
Total equity	(10,444.0)	(9,639.3)
Total liabilities and total equity	(1,739.5)	(2,100.3)
Corporate and eliminations | Holding company and insurance and reinsurance companies
Liabilities
Borrowings	8,848.1	7,882.4
Corporate and eliminations | Non-insurance companies
Liabilities
Borrowings	$ 6.9	$ 6.6